Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event

Note 19 – Subsequent Event

We have entered into two agreements to acquire operating interests in certain onshore exploration blocks outside the United States. Pursuant to these agreements, we incurred approximately $1.5 million in the second quarter of 2013. For competitive reasons, we have chosen not to disclose the details of these agreements.

We conducted our subsequent events review up through the date of the issuance of this Quarterly Report on Form 10-Q.

Note 19 – Subsequent Events

On February 20, 2013, we announced that the SPA had been termination as a result of the Government of Indonesia voting not to approve the transaction. See Note 5 – Dispositions, Share Purchase Agreement (“SPA”).

On March 25, 2013, SKK Migas approved the transfer of operatorship of the Budong PSC to us.

On April 9, 2013, the Government of Indonesia approved the acquisition of the additional 7.1 percent participating interest in the Budong PSC.

We conducted our subsequent events review up through the date of the issuance of the Annual Report on Form 10-K.